Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 335,933	[1]	$ 3,580	₨ 325,535	[1]	₨ 279,164	[1]
Gross Profit		177,264		1,889	190,428		163,607
Selling, general and administrative expenses		106,763		1,137	93,870		77,201
Research and development expenses		24,058		256	27,380		22,873
Impairment of non-current assets, net		3,519		38	1,693		3
Other income, net		(7,627)		(81)	(4,358)		(4,199)
Results from operating activities		50,551		539	71,843		67,729
Finance income, net		4,132		44	4,724		3,994
Share of profit of equity accounted investees, net of tax		134		1	217		147
Profit before tax		54,817		584	76,784		71,870
Tax expense, net		12,351		132	19,539		16,186
Profit for the year		42,466		$ 452	57,245		55,684
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1]	299,033			289,552		245,453
Gross Profit		169,698			179,606		154,268
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1]	34,773			33,846		29,801
Gross Profit		5,984			9,157		6,919
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1]	2,127			2,137		3,910
Gross Profit		₨ 1,582			₨ 1,665		₨ 2,420

[1]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)